Related Party Payables	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Related Party Payables [Text Block]

9.         Related Party Payables

At January 31, 2013, the Company had advances from shareholders in the amount of $13,916. All shareholder advances were unsecured and payable on demand. At July 31, 2013, all advances from shareholders had been repaid. The table below summarizes the balance and interest rate of each advance at July 31, 2013 and January 31, 2013:

	July 31,	January 31,
	2013	2013

Advance, bearing interest at 19.50% per annum	$-	$9,603
Advance, non-interest bearing	-	4,313
		13,916
Less: current portion	-	(13,916)

	$-	$-

During the three and six months ended July 31, 2013, the Company incurred interest expense on the shareholder advances of $Nil and $Nil, respectively (2012: $280 and $537, respectively).

9.           Related Party Payables

At January 31, 2013 and 2012, the Company had advances from shareholders in the amount of $13,916 and $62,610, respectively. All shareholder advances are unsecured and payable on demand. The table below summarizes the balance and interest rate of each advance at January 31, 2013 and 2012:

January 31,	2013	2012

Advance, bearing interest at 19.50% per annum	$9,603	$11,741
July 25, 2011 advance, bearing interest at 3.50% per annum	-	20,286
December 18, 2010 advance, bearing interest at 4.00% per annum	-	10,405
Advance, non-interest bearing	4,313	19,184
May 2, 2011 advance, non-interest bearing, payable upon Company holding greater than $348,180 in cash or cash equivalents	-	994
	13,916	62,610
Less: current portion	(13,916)	(62,610)

	$-	$-

During the years ended January 31, 2013 and 2012, the Company incurred interest expense on the shareholder advances of $1,309 and $2,859, respectively.

During the year ended January 31, 2012, a shareholder forgave $22,813 of their long-term debt and this amount was recorded as an adjustment to the accumulated deficit.